INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Feb. 28, 2015	Feb. 28, 2014
Income Tax Disclosure [Abstract]
Valuation allowance increase	$ 2,436,702	$ 1,914,808
Cumulative net operating loss carry-forward, federal	12,783,603
Cumulative net operating loss carry-forward, state	$ 10,786,111